Finance Costs - Summary of Finance Costs (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Analysis of Finance Costs [abstract]
Bank loans	$ 171,840		$ 170,476	$ 208,486
Lease liabilities	14,349
Lease obligations payable			482	708
Less: Amounts capitalized in qualifying assets	(15,114)		(18,542)	(18,769)
Interest expense	171,075		152,416	190,425
Finance expense	9,187		37,832	26,858
Finance costs	$ 180,262	$ 6,027	$ 190,248	$ 217,283